Share-based payments transactions - Disclosure of Indirect Measurement of Fair Value of Share Options Granted, ZigZag MIP (Details) - ZigZag MIP		12 Months Ended
	Mar. 05, 2021	Mar. 31, 2025 GBP (£) share
Disclosure of range of exercise prices of outstanding share options [line items]
Discount Rate	11.90%
Vesting tranche one
Disclosure of range of exercise prices of outstanding share options [line items]
Number of vesting shares (in shares) | share		1,108,613
Discount Rate		11.90%
Weighted average fair value (in USD per share) | £		£ 1.91
Vesting tranche two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of vesting shares (in shares) | share		1,121,326
Discount Rate		11.90%
Weighted average fair value (in USD per share) | £		£ 1.91
Vesting tranche three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of vesting shares (in shares) | share		514,189
Discount Rate		11.90%
Weighted average fair value (in USD per share) | £		£ 1.91
Vesting tranche four
Disclosure of range of exercise prices of outstanding share options [line items]
Number of vesting shares (in shares) | share		979,439
Discount Rate		11.90%
Weighted average fair value (in USD per share) | £		£ 1.91
Vesting tranche five
Disclosure of range of exercise prices of outstanding share options [line items]
Number of vesting shares (in shares) | share		1,031,751
Discount Rate		11.90%
Weighted average fair value (in USD per share) | £		£ 1.91
Vesting tranche six
Disclosure of range of exercise prices of outstanding share options [line items]
Number of vesting shares (in shares) | share		30,000
Discount Rate		11.90%
Weighted average fair value (in USD per share) | £		£ 1.91